SUBSEQUENT EVENTS (Details) - shares	Oct. 16, 2023	Mar. 15, 2023	Jun. 14, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 26, 2019
Pre-funded warrants
SUBSEQUENT EVENTS
Stock issuance (in shares)		1,175,000	2,800,000
Class A ordinary shares
SUBSEQUENT EVENTS
Stock issuance (in shares)		8,827,500	6,014,102
Ordinary shares, shares issued				40,528,218	29,700,718
Ordinary shares, shares outstanding				40,528,218	29,700,718	4,611,720
SUBSEQUENT EVENTS | Pre-funded warrants
SUBSEQUENT EVENTS
Stock issuance (in shares)	1,175,000
SUBSEQUENT EVENTS | Class A ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, shares issued	1,175,000
Ordinary shares, shares outstanding	1,175,000